Income taxes - Current income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Abstract]
Current tax expense (income)	€ 211	€ 111	€ 291
Adjustments for current tax of prior periods	(10)	(14)	7
Current tax expense (income) and adjustments for current tax of prior periods	€ 201	€ 97	€ 298